Employee Benefit Plans and Other Postretirement Plans Components of Net Periodic Benefit Cost and Other Comprehensive (Income) Loss (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Components of net periodic benefit cost
Net amortization of unrecognized amounts, Curtailment loss (a)	$ 10,908,000		$ 0		$ 0
Estimated Net Periodic Benefit Cost and Amortization of Other Comprehensive Income for The Next Year
Estimated net periodic benefit cost for 2014	7,100,000
Pension Plans
Components of net periodic benefit cost
Service cost	24,460,000		22,424,000		19,808,000
Interest cost	21,488,000		14,800,000		13,473,000
Expected return on plan assets	(21,345,000)		(12,108,000)		(13,544,000)
Net amortization of unrecognized amounts, Prior service cost	6,222,000		5,993,000		5,782,000
Net amortization of unrecognized amounts, Actuarial loss	4,662,000		4,916,000		411,000
Net amortization of unrecognized amounts, Curtailment loss (a)	10,908,000	[1]	0		0
Net periodic benefit cost	46,395,000		36,025,000		25,930,000
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Actuarial net (gain) loss	(58,652,000)		19,919,000		49,675,000
Prior service credit	13,785,000		2,270,000		1,827,000
Amortization of actuarial loss	(4,662,000)		(4,916,000)		(411,000)
Amortization of prior service cost	(17,130,000)		(5,993,000)		(5,782,000)
Total recognized in other comprehensive (income) loss (b)	(66,659,000)	[2]	11,280,000	[2]	45,309,000	[2]
Total recognized in net periodic benefit cost and other comprehensive (income) loss	(20,264,000)		47,305,000		71,239,000
Postretirement Plans
Components of net periodic benefit cost
Service cost	2,061,000		1,856,000		1,599,000
Interest cost	1,248,000		1,241,000		1,189,000
Expected return on plan assets	0		0		0
Net amortization of unrecognized amounts, Prior service cost	(426,000)		(419,000)		(416,000)
Net amortization of unrecognized amounts, Actuarial loss	490,000		452,000		449,000
Net amortization of unrecognized amounts, Curtailment loss (a)	0	[1]	0		0
Net periodic benefit cost	3,373,000		3,130,000		2,821,000
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Actuarial net (gain) loss	(7,798,000)		1,698,000		754,000
Prior service credit	0		17,000		0
Amortization of actuarial loss	(490,000)		(452,000)		(449,000)
Amortization of prior service cost	426,000		419,000		416,000
Total recognized in other comprehensive (income) loss (b)	(7,862,000)	[2]	1,682,000	[2]	721,000	[2]
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$ (4,489,000)		$ 4,812,000		$ 3,542,000

[1]	PCA recognized curtailment losses in "Other expense, net" in the Consolidated Statements of Income for recent USW negotiations, resulting in the bifurcation of the active USW population between those grandfathered in the current formula (with continued accruals) and non-grandfathered in the current formula (frozen benefits at the contract date).
[2]	Accumulated losses in excess of 10% of the greater of the projected benefit obligation or the market-related value of assets will be recognized on a straight-line basis over the average remaining service period of active employees, which is between seven to ten years, to the extent that losses are not offset by gains in subsequent years. The estimated net loss and prior service cost that will be amortized from "Accumulated other comprehensive income (loss)" into pension expense in 2014 is $7.1 million.